Share Capital	6 Months Ended
Feb. 29, 2020
Share Capital [Abstract]
Share Capital

9. SHARE CAPITAL

Changes in share capital during the six months ended February 29, 2020 are as follows:

	Class AShares		Class BNon-Voting Shares		Series APreferred Shares		Series BPreferred Shares
	Number	$	Number	$	Number	$	Number	$
August 31, 2019	22,372,064	2	494,389,771	4,310	10,012,393	245	1,987,607	48
Issued upon stock option plan exercises	-	-	240,733	6	-	-	-	-
Issued upon restricted share unit exercises	-	-	4,507	-	-	-	-	-
Issued pursuant to dividend reinvestment plan	-	-	1,445,494	37	-	-	-	-
Shares repurchased	-	-	(3,964,730)	(35)	-	-	-	-
February 29, 2020	22,372,064	2	492,115,775	4,318	10,012,393	245	1,987,607	48

Normal Course Issuer Bid

On October 29, 2019, the Company announced that it had received approval from the Toronto Stock Exchange (“TSX”) to establish a normal course issuer bid (“NCIB”) program. The program commenced on November 1, 2019 and will remain in effect until October 31, 2020. As approved by the TSX, the Company has the ability to purchase for cancellation up to 24,758,127 Class B Non-Voting Shares representing 5% of all of the issued and outstanding Class B Non-Voting Shares as at October 18, 2019.

During the six months ended February 29, 2020, the Company purchased 3,964,730 Class B Non-Voting Shares for cancellation for a total cost of approximately $105 under the NCIB. The average book value of the shares repurchased was $8.77 per share and was charged to share capital. The excess of the market price over the average book value, including transaction costs, was approximately $70 and was charged to retained earnings.

From March 1, 2020 to March 31, 2020, the Company purchased an additional 1,191,173 Class B Non-Voting Shares for cancellation for a total cost of approximately $25 under the NCIB.

Dividend Reinvestment Plan

On October 24, 2019, in accordance with the terms of our Dividend Reinvestment Plan (the “DRIP”), the Company announced that in lieu of issuing shares from treasury, it will satisfy its share delivery obligations under the DRIP by purchasing Class B Non-Voting Shares on the open market. In addition, the Company reduced its discount from 2% to 0% for the Class B Non-Voting Shares delivered under the DRIP. These changes to the DRIP were applied to the dividends payable on November 28, 2019 to shareholders of record on November 15, 2019.